UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-09685
                                                           -----

Pioneer High Yield Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2003 to June 30, 2004

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Yield Fund

By (Signature and Title)  /s/  John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 25, 2004
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=========================== PIONEER HIGH YIELD FUND ============================


GENERAL CABLE CORP.

Ticker:       BGC            Security ID:  369300207
Meeting Date: MAY 11, 2004   Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jeffrey Noddle            For       For        Management
1.2   Elect  Director John E. Welsh, III        For       For        Management
2     Ratify Auditors                           For       For        Management


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SEMCO ENERGY, INC.

Ticker:       SEN            Security ID:  78412D109
Meeting Date: MAY 24, 2004   Meeting Type: Annual
Record Date:  MAR 29, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John M. Albertine         For       For        Management
1.2   Elect  Director John R. Hinton            For       For        Management
1.3   Elect  Director Donald W. Thomason        For       For        Management
2     Approve Issuance of Warrants/Convertible  For       For        Management
      Debentures
3     Increase Authorized Common Stock          For       For        Management
4     Fix Number of Directors                   For       For        Management
5     Approve Omnibus Stock Plan                For       For        Management